Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 289.9	$ 13.5
Accounts receivable	327.8	314.3
Deposit on acquisition	18.7	0.0
Prepaids and deposits	65.5	7.4
Derivative asset	138.9	75.7
Assets held for sale	148.4	0.0
Total current assets	989.2	410.9
Derivative asset	96.4	144.8
Other long-term assets	6.4	6.4
Exploration and evaluation	104.2	48.8
Property, plant and equipment	7,729.4	7,687.3
Right-of-use asset	78.1	91.4
Goodwill	203.9	211.5
Deferred income tax	278.8	570.1
Total assets	9,486.4	9,171.2
LIABILITIES
Accounts payable and accrued liabilities	448.2	450.7
Dividends payable	99.4	43.5
Current portion of long-term debt	538.7	278.1
Derivative liability	8.7	159.6
Other current liabilities	115.6	100.3
Liabilities associated with assets held for sale	28.4	0.0
Total current liabilities	1,239.0	1,032.2
Long-term debt	902.8	1,692.1
Derivative liability	0.0	5.3
Other long-term liabilities	40.8	35.8
Lease liability	99.2	115.9
Decommissioning liability	633.9	884.6
Deferred income tax	77.3	0.0
Total liabilities	2,993.0	3,765.9
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,419.3	16,706.9
Contributed surplus	17.1	17.5
Deficit	(10,563.3)	(11,848.7)
Accumulated other comprehensive income	620.3	529.6
Total shareholders' equity	6,493.4	5,405.3
Total liabilities and shareholders' equity	$ 9,486.4	$ 9,171.2